FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Schedule of fair value of financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Warrants Liabilities
Fair value of financial liabilities
Financial liabilities	$ 0	$ 1,392	$ 1,118
Price adjustment shares
Fair value of financial liabilities
Financial liabilities	19,898	0
Recurring | Level 3
Fair value of financial liabilities
Financial liabilities	20,305	1,392
Recurring | Warrants Liabilities | Level 3
Fair value of financial liabilities
Financial liabilities	0	1,392
Recurring | SPAC public warrant | Level 3
Fair value of financial liabilities
Financial liabilities	286	0
Recurring | SPAC private warrant | Level 3
Fair value of financial liabilities
Financial liabilities	121	0
Recurring | Price adjustment shares | Level 3
Fair value of financial liabilities
Financial liabilities	$ 19,898	$ 0